PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2010	2011

Furniture and office equipment	5,230	5,430
Motor vehicles	1,403	1,799
Computers and software	16,019	21,693
Leasehold improvements	11,314	12,454
Construction in progress	—	15,412

	33,966	56,788
Less: Accumulated depreciation and amortization	(13,622)	(20,208)

Property and equipment, net	20,344	36,580

Depreciation and amortization expenses of property and equipment recognized for the years ended December 31, 2009, 2010 and 2011 were $4,078, $6,397 and $7,057, respectively.

The Company started the construction of its new headquarters building in 2011 and $15,412 direct costs related to this construction were capitalized as construction in progress as of December 31, 2011.